Consolidated statements of cash flows - CAD ($)	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Operating activities
Net loss	$ (7,382,020)	$ (13,487,720)
Depreciation and amortization	540,277	519,186
Accretion on long-term debt and lease liability	90,844	74,524
Share-based compensation - options and warrants	321,588	423,167
Shares issued for services	762,358	216,300
Loss on investment in Limestone [note 5]		2,435,000
Goodwill impairment loss	4,274,000
Transaction costs - Preferred Shares [note 15]	1,535,627
Income tax recovery	(97,028)	(7,137)
Income tax recovered	(8,802)
Loss (gain) on disposal of property and equipment	2,558	(59,611)
Loss (gain) on derivative liabilities	(6,317,928)	376,455
Gain on lease termination		(45,141)
Effect of exchange rate fluctuation	(1,458)	84,769
Operating activities before working capital items	(6,279,984)	(9,470,208)
Net change in non-cash working capital items
Trade and other receivables	174,133	404,005
Inventories	(2,204,047)	(424,795)
Other financial assets		3,790
Prepaid expenses	(1,876,209)	1,820,036
Trade and other payables	316,644	786,155
Contract liabilities	(53,099)	(303,118)
Other financial liabilities	(34,985)	(28,520)
Cash used in operating activities	(9,957,547)	(7,212,655)
Investing activities
Additions to property and equipment	(247,130)	(612,742)
Proceeds from the disposal of property and equipment		401,782
Cash used in investing activities	(247,130)	(210,960)
Financing activities
Change in credit facility	(18,089)	975,000
Issuance of long-term debt	247,000
Repayment of long-term debt	(184,020)	(44,230)
Voting Common Shares issued for options exercised		18,711
Issuance of Series A & B Convertible Preferred Shares and Warrants [note 15]	6,545,298
Issuance of Voting Common Shares and Warrants [note 17]	1,781,194	5,117,632
Repayment of lease liabilities	(340,880)	(352,562)
Cash provided by financing activities	8,030,503	5,714,551
Net decrease in cash during the period	(2,174,174)	(1,709,064)
Cash, beginning of period	3,359,257	5,824,716
Cash, end of period	$ 1,185,083	$ 4,115,652